Summary of Significant Accounting Policies - Basic and Diluted Net Income (Loss) per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payment arrangement, option
Class of Warrant or Right [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	7,848,793	14,148,829	9,995,236
Restricted stock
Class of Warrant or Right [Line Items]
Number of shares (in shares)	7,500,000
Ordinary shares and vested restricted stock units
Class of Warrant or Right [Line Items]
Number of shares (in shares)	15,000,000
Public Warrant Liability
Class of Warrant or Right [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	19,999,449
Private Placement Warrants
Class of Warrant or Right [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	9,666,667